Other long term liabilities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Government grant	¥ 248,146	¥ 250,122
Long term payables for purchase of property, plant and equipment		87,664
Capital lease	429,651	29,003
Other	6,637	6,004
Total	684,434	372,793
Receipt of government grant related to property, plant and equipment and land use rights	¥ 27,976	230	¥ 45,300
Weighted average life (in months)	189 months
Recognition of government grant	¥ 39,281	35,555	32,078
Amortization of government grant	29,953	28,380	¥ 27,376
Capital lease, short term	57,889	12,805
Leased assets
Carrying amount of asset sold	374,907	44,350
Cash consideration	¥ 481,252	¥ 41,808
Contract term (in years)		3 years
Number of years lease payment were made quarterly		P3Y
Leased assets | Minimum
Contract term (in years)	3 years
Number of years lease payment were made quarterly	P3Y
Leased assets | Maximum
Contract term (in years)	10 years
Number of years lease payment were made quarterly	P10Y
Leased assets | Other payable
Capital lease, short term	¥ 57,889	¥ 12,805
Leased assets | Other long term liability
Capital lease	¥ 429,651	¥ 29,003